CONSOLIDATED STATEMENT OF STOCKHOLDERS' DEFICIT (USD $)	Total	SCHC	Preferred Shares	Common Shares	Common Shares SCHC Common Class A [Member]	Common Shares SCHC Common Class B [Member]	Additional paid-in capital	Additional paid-in capital SCHC	Accumulated Deficit	Accumulated Deficit SCHC	Stockholders' Deficit Attributable to Apollo Medical Holdings, Inc.	Non-controlling Interest
Balance at Dec. 31, 2011		$ 1,230,633			$ 10,000	$ 0		$ 0		$ 1,220,633
Balance (in shares) at Dec. 31, 2011					9,978	22
Share issuance/cancellation		0			0	0		0		0
Share issuance/cancellation ( in shares)					22	(2)
Capital Contribution		0
Distribution		(377,889)			0	0		0		(377,889)
Net (loss) income		(319,977)			0	0		0		(319,977)
Balance at Dec. 31, 2012		532,767			10,000	0		0		522,767
Balance (in shares) at Dec. 31, 2012					10,000	20
Balance at Jan. 31, 2012 (Scenario, Previously Reported [Member])	(421,220)			2,934			1,455,453		(2,117,708)			238,101
Balance at Jan. 31, 2012	(421,220)			2,934			1,455,453		(2,345,115)			465,508
Balance (in shares) at Jan. 31, 2012 (Scenario, Previously Reported [Member])				2,933,577
Balance (in shares) at Jan. 31, 2012				2,933,577
Impact of restatements (Restatement Adjustment [Member])	0			0			0		(227,407)			227,407
Share issuance/cancellation	1,974,070			593			1,961,177		0			12,300
Share issuance/cancellation ( in shares)				593,267
Issuance of warrants	510,642			0			510,642		0			0
Issuance of membership interest in subsidiary	113,096			0			0		0			113,096
Shares reconveyed in connection with termination of AHI transaction	0			(50)			50		0			0
Shares reconveyed in connection with termination of AHI transaction (in shares)				(50,000)
Distributions to non-controlling interest shareholder	(400,000)			0			0		0			(400,000)
Reclassification of warrant and derivative liabilities	6,626,881			0			6,626,881		0			0
Unvested stock-based compensation classified as prepaid	(616,014)			0			(616,014)		0			0
Issuance of stock options for stock-based compensation	709,980			0			709,980		0			0
Exercise of stock options	15,750			7			15,743		0			0
Exercise of stock options (in shares)	7,500			7,500
Net (loss) income	(8,904,564)			0			0		(9,406,065)			501,501
Balance at Jan. 31, 2013	(391,379)			3,484			10,663,912		(11,751,180)			692,405
Balance (in shares) at Jan. 31, 2013				3,484,344
Balance at Dec. 31, 2012		532,767			10,000	0		0		522,767
Balance (in shares) at Dec. 31, 2012					10,000	20
Capital Contribution		150,000			0	0		150,000		0
Distribution		0
Net (loss) income		(5,436)			0	0		0		(5,436)
Balance at Jun. 30, 2013		738,713			10,000	0		150,000		578,713
Balance (in shares) at Jun. 30, 2013					10,000	20
Balance at Dec. 31, 2012		532,767			10,000	0		0		522,767
Balance (in shares) at Dec. 31, 2012					10,000	20
Capital Contribution		150,000			0	0		150,000		0
Distribution		0
Net (loss) income		45,669			0	0		0		45,669
Balance at Dec. 31, 2013		728,436			10,000	0		150,000		568,436
Balance (in shares) at Dec. 31, 2013					10,000	20
Balance at Jan. 31, 2013	(391,379)			3,484			10,663,912		(11,751,180)			692,405
Balance (in shares) at Jan. 31, 2013				3,484,344
Share issuance/cancellation	730,975			137			718,236		0			12,602
Share issuance/cancellation ( in shares)				137,167
Issuance of warrants	50,936			0			50,936		0			0
Shares reconveyed in connection with termination of AHI transaction (in shares)	50,000
Distributions to non-controlling interest shareholder	(240,000)			0			0		0			(240,000)
Unvested stock-based compensation classified as prepaid	333,838			0			333,838		0			0
Issuance of stock options for stock-based compensation	1,252,378			0			1,252,378		0			0
Exercise of stock options (in shares)	0
Issuance of common stock for loan fees	45,000			10			44,990		0			0
Issuance of common stock for loan fees (in shares)				10,000
Shares issued in connection with convertible notes redemption	864,298			881			863,417		0			0
Shares issued in connection with convertible notes redemption (in shares)				881,236
Fair value of embedded conversion feature reacquired in connection with convertible notes redemption	(509,890)			0			(509,890)		0			0
Shares issued in connection with private placement offering	730,000			183			729,817		0			0
Shares issued in connection with private placement offering (in shares)				182,500
Net (loss) income	(4,558,874)			0			0		(5,020,298)			461,424
Balance at Jan. 31, 2014	(1,692,718)			4,695			14,147,634		(16,771,478)			926,431
Balance (in shares) at Jan. 31, 2014				4,695,247
Balance at Jun. 30, 2013		738,713			10,000	0		150,000		578,713
Balance (in shares) at Jun. 30, 2013					10,000	20
Net (loss) income		15,877			0	0		0		15,877
Balance at Dec. 31, 2013		728,436			10,000	0		150,000		568,436
Balance (in shares) at Dec. 31, 2013					10,000	20
Capital Contribution		0
Distribution		(21,600)			0	0		0		(21,600)
Net (loss) income		248,091			0	0		0		248,091
Balance at Jun. 30, 2014		981,081			10,000	0		150,000		821,081
Balance (in shares) at Jun. 30, 2014					10,000	20
Balance at Jan. 31, 2014	(1,692,718)		0	4,695			14,147,634		(16,771,478)		(2,619,149)	926,431
Balance (in shares) at Jan. 31, 2014			0	4,695,247
Shares issued in NNA financing	868,236		0	200			868,036		0		868,236	0
Shares issued in NNA financing (in shares)			0	200,000
8% notes share conversion	51,748		0	18			51,730		0		51,748	0
8% notes share conversion (in shares)			0	18,208
Distribution to non-controlling interest	(200,000)		0	0			0		0		0	(200,000)
Stock-based compensation expense	60,187		0	0			60,187		0		60,187	0
Exercise of stock options (in shares)	0
Net (loss) income	(710,608)		0	0			0		(766,442)		(766,442)	55,834
Balance at Mar. 31, 2014	(1,623,155)		0	4,913			15,127,587		(17,537,920)		(2,405,420)	782,265
Balance (in shares) at Mar. 31, 2014			0	4,913,455
Issuance of warrants	132,000		0	0			132,000		0		132,000	0
Contributions by non-controlling interest	586,111						0				0	586,111
Distribution to non-controlling interest	(600,000)		0	0			0		0		0	(600,000)
Issuance of membership interest in subsidiary	274,148		0	0			0		0		0	274,148
Stock-based compensation expense	1,132,210		0	0			1,132,210		0		1,132,210	0
Repurchase of common stock	(10,000)		0	(50)			(9,950)				(10,000)
Repurchase of common stock (in shares)			0	(50,000)
Exercise of stock options (in shares)	0
Net (loss) income	(1,363,055)		0	0			0		(1,993,014)		(1,993,014)	629,959
Balance at Dec. 31, 2014	$ (1,471,741)		$ 0	$ 4,863			$ 16,381,847		$ (19,530,934)		$ (3,144,224)	$ 1,672,483
Balance (in shares) at Dec. 31, 2014			0	4,863,455